Operating costs and other operating income - Summary of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial result
Personnel costs	€ (85,034)	€ (71,190)	€ (70,110)
Depreciation	(8,631)	(16,621)	(5,147)
Legal and professional fees	(24,368)	(26,072)	(25,592)
Other operating expenses	(26,898)	(27,016)	(17,908)
Total general and administrative expenses	€ (144,931)	€ (140,899)	€ (118,757)